SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings or Loss Per Unit (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2016	Mar. 31, 2014	Dec. 31, 2016	Mar. 31, 2016
General Partner
Entity Information [Line Items]
General partner interest	2.00%	2.00%	2.00%
Drop Down Assets 2016 Acquisition
Entity Information [Line Items]
Ownership percentage by noncontrolling owners			1.00%	1.00%